Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2023
Commitments and Contingencies
Schedule of continuity of financial guarantee liability
	Financial Guarantee Liability $	Current $	Long-term $
Balance, January 31, 2020	–	–	–
Recognition of financial guarantee liability	182,200
Balance, January 31, 2021	182,200	182,200	–
Change in carrying value	901,095
Balance, January 31, 2022	1,083,295	218,780	864,515
Accretion	23,917
Balance, January 31, 2023	1,107,212	667,042	440,170